JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 56.6%
Aerospace & Defense — 0.8%
Airbus SE (France) *	19		2,455
Boeing Co. (The) *	1		185
General Dynamics Corp.	4		700
Howmet Aerospace, Inc.	–	(a)	6
Huntington Ingalls Industries, Inc.	–	(a)	13
L3Harris Technologies, Inc.	–	(a)	67
Lockheed Martin Corp.	–	(a)	142
Northrop Grumman Corp.	4		1,388
Raytheon Technologies Corp.	13		1,157
Safran SA (France)	8		1,065
Textron, Inc.	–	(a)	15
TransDigm Group, Inc. *	–	(a)	49

			7,242

Air Freight & Logistics — 0.3%
bpost SA (Belgium) *	20		173
CH Robinson Worldwide, Inc.	–	(a)	17
Deutsche Post AG (Registered) (Germany)	18		1,154
Expeditors International of Washington, Inc.	–	(a)	31
FedEx Corp.	6		1,282
Hyundai Glovis Co. Ltd. (South Korea)	–	(a)	50
United Parcel Service, Inc., Class B	1		202

			2,909

Airlines — 0.3%
Alaska Air Group, Inc. *	4		217
American Airlines Group, Inc. *	1		19
Delta Air Lines, Inc. *	9		400
Ryanair Holdings plc, ADR (Ireland) *	10		1,100
Southwest Airlines Co. *	17		865
United Airlines Holdings, Inc. *	–	(a)	23

			2,624

Auto Components — 0.0% (b)
Aptiv plc *	–	(a)	53
BorgWarner, Inc.	–	(a)	16
Fuyao Glass Industry Group Co. Ltd., Class H (China) (c)	6		32
Hankook Tire & Technology Co. Ltd. (South Korea)	1		29
Huayu Automotive Systems Co. Ltd., Class A (China)	6		22
Hyundai Mobis Co. Ltd. (South Korea)	–	(a)	40
Mando Corp. (South Korea) *	–	(a)	22
Minth Group Ltd. (China)	10		34
Schaeffler AG (Preference) (Germany)	28		214

			462

Automobiles — 1.0%
BYD Co. Ltd., Class H (China)	1		31
Daimler AG (Registered) (Germany)	6		511
Eicher Motors Ltd. (India)	1		30
Ford Motor Co. *	6		85
General Motors Co. *	2		126
Guangzhou Automobile Group Co. Ltd., Class H (China)	72		63
Honda Motor Co. Ltd. (Japan)	5		148
Hyundai Motor Co. (South Korea)	–	(a)	21
Kia Corp. (South Korea)	2		105
Maruti Suzuki India Ltd. (India)	1		102
NIO, Inc., ADR (China) *	3		96
Stellantis NV	27		507
Tesla, Inc. *	5		4,118
Thor Industries, Inc.	2		301
Toyota Motor Corp. (Japan)	46		811
Volkswagen AG (Preference) (Germany)	11		2,532
XPeng, Inc., ADR (China) *	2		54

			9,641

Banks — 5.1%
AIB Group plc (Ireland) *	100		273
Al Rajhi Bank (Saudi Arabia)	5		156
Alinma Bank (Saudi Arabia)	10		65
Axis Bank Ltd. (India) *	6		63
Banco Santander Chile, ADR (Chile)	2		48
Bank Central Asia Tbk. PT (Indonesia)	636		1,549
Bank of America Corp.	90		3,838
Bank of Ireland Group plc (Ireland) *	53		315
Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	439		117
Barclays plc (United Kingdom)	105		266
BNP Paribas SA (France)	7		430
CaixaBank SA (Spain)	109		337
Capitec Bank Holdings Ltd. (South Africa)	1		89
China Construction Bank Corp., Class H (China)	350		250
China Merchants Bank Co. Ltd., Class H (China)	22		171
CIMB Group Holdings Bhd. (Malaysia)	24		28
Citigroup, Inc.	15		1,055
Citizens Financial Group, Inc.	24		1,135
Comerica, Inc.	–	(a)	19
Commerce Bancshares, Inc.	3		215
Credicorp Ltd. (Peru)	1		55
Credit Agricole SA (France)	23		316
CTBC Financial Holding Co. Ltd. (Taiwan)	58		47
Cullen/Frost Bankers, Inc.	2		248
DBS Group Holdings Ltd. (Singapore)	52		1,148
Erste Group Bank AG (Austria)	20		876
Fifth Third Bancorp	1		50
First Horizon Corp.	23		374
First Republic Bank	3		532
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	16		101
Hana Financial Group, Inc. (South Korea)	1		57
HDFC Bank Ltd., ADR (India)	45		3,267
Huntington Bancshares, Inc.	2		38
ICICI Bank Ltd. (India)	8		77
Industrial & Commercial Bank of China Ltd., Class H (China)	277		154
Intesa Sanpaolo SpA (Italy)	170		482
Itau Unibanco Holding SA, ADR (Brazil)	21		108
Itausa SA (Preference) (Brazil)	38		77
Kasikornbank PCL (Thailand)	6		25
KB Financial Group, Inc. (South Korea)	2		110

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
KBC Group NV (Belgium)	22		1,974
KeyCorp	2		35
Kotak Mahindra Bank Ltd. (India)	4		110
Lloyds Banking Group plc (United Kingdom)	1,011		629
M&T Bank Corp.	9		1,370
Mega Financial Holding Co. Ltd. (Taiwan)	16		18
National Bank of Kuwait SAKP (Kuwait)	12		38
Nedbank Group Ltd. (South Africa)	4		44
Nordea Bank Abp (Finland)	126		1,626
OTP Bank Nyrt. (Hungary) *	1		74
People’s United Financial, Inc.	1		12
Ping An Bank Co. Ltd., Class A (China)	25		69
PNC Financial Services Group, Inc. (The)	8		1,492
Postal Savings Bank of China Co. Ltd., Class H (China) (c)	55		38
Public Bank Bhd. (Malaysia)	63		61
Qatar National Bank QPSC (Qatar)	12		64
Regions Financial Corp.	2		34
Saudi National Bank (The) (Saudi Arabia)	9		143
Sberbank of Russia PJSC, ADR (Russia)	9		163
Sberbank of Russia PJSC, ADR (Russia)	31		587
ServisFirst Bancshares, Inc.	4		324
Shinhan Financial Group Co. Ltd. (South Korea)	3		99
Siam Commercial Bank PCL (The) (Thailand)	18		63
Signature Bank	3		785
Societe Generale SA (France)	40		1,262
SVB Financial Group *	1		815
Svenska Handelsbanken AB, Class A (Sweden)	111		1,240
Toronto-Dominion Bank (The) (Canada)	25		1,642
Truist Financial Corp.	64		3,770
UniCredit SpA (Italy)	101		1,334
US Bancorp	39		2,309
Wells Fargo & Co.	118		5,469
Western Alliance Bancorp	4		463
Zions Bancorp NA	–	(a)	17

			46,734

Beverages — 1.0%
Brown-Forman Corp., Class B	–	(a)	21
Carlsberg A/S, Class B (Denmark)	2		397
Chongqing Brewery Co. Ltd., Class A (China) *	1		24
Cia Cervecerias Unidas SA, ADR (Chile)	1		12
Coca-Cola Co. (The)	59		3,099
Constellation Brands, Inc., Class A	6		1,164
Diageo plc (United Kingdom)	66		3,214
Fomento Economico Mexicano SAB de CV, ADR (Mexico)	1		76
Keurig Dr Pepper, Inc.	12		403
Kweichow Moutai Co. Ltd., Class A (China)	–	(a)	85
Molson Coors Beverage Co., Class B	–	(a)	2
Monster Beverage Corp. *	1		55
Nongfu Spring Co. Ltd., Class H (China) (c)	5		24
PepsiCo, Inc.	2		323
Royal Unibrew A/S (Denmark)	3		354
United Spirits Ltd. (India) *	6		70

			9,323

Biotechnology — 1.5%
AbbVie, Inc.	50		5,361
Agios Pharmaceuticals, Inc. *	3		149
Alnylam Pharmaceuticals, Inc. *	2		347
Amgen, Inc.	1		184
Amoy Diagnostics Co. Ltd., Class A (China)	1		16
BeiGene Ltd., ADR (China) *	–	(a)	68
Biocon Ltd. (India) *	6		29
Biogen, Inc. *	5		1,423
Exact Sciences Corp. *	3		276
Exelixis, Inc. *	12		255
Gilead Sciences, Inc.	2		141
Horizon Therapeutics plc *	6		624
Incyte Corp. *	–	(a)	12
Innovent Biologics, Inc. (China) * (c)	7		67
Moderna, Inc. *	1		206
Natera, Inc. *	3		339
Regeneron Pharmaceuticals, Inc. *	5		3,070
Vertex Pharmaceuticals, Inc. *	5		863
Zai Lab Ltd., ADR (China) *	–	(a)	50

			13,480

Building Products — 0.5%
Allegion plc	–	(a)	18
AO Smith Corp.	–	(a)	12
Carlisle Cos., Inc.	3		528
Carrier Global Corp.	1		68
China Lesso Group Holdings Ltd. (China)	20		32
Fortune Brands Home & Security, Inc.	14		1,249
Johnson Controls International plc	1		74
Lennox International, Inc.	1		242
Masco Corp.	–	(a)	21
Trane Technologies plc	15		2,617
Zhejiang Weixing New Building Materials Co. Ltd., Class A (China)	11		27

			4,888

Capital Markets — 2.0%
3i Group plc (United Kingdom)	18		309
Ameriprise Financial, Inc.	3		859
Bank of New York Mellon Corp. (The)	1		63
BlackRock, Inc.	1		647
Blackstone, Inc.	7		841
Brookfield Asset Management, Inc., Class A (Canada)	3		165
Cboe Global Markets, Inc.	–	(a)	2
Charles Schwab Corp. (The)	23		1,644
CME Group, Inc.	1		105
Deutsche Boerse AG (Germany)	2		361
DWS Group GmbH & Co. KGaA (Germany) (c)	4		170
FactSet Research Systems, Inc.	1		376
Focus Financial Partners, Inc., Class A *	6		301
Franklin Resources, Inc.	–	(a)	13

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Goldman Sachs Group, Inc. (The)	1		194
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	30		1,856
Huatai Securities Co. Ltd., Class H (China) (c)	16		24
Intercontinental Exchange, Inc.	1		107
Intermediate Capital Group plc (United Kingdom)	16		448
Invesco Ltd.	14		332
KIWOOM Securities Co. Ltd. (South Korea)	–	(a)	22
Lazard Ltd., Class A	7		303
London Stock Exchange Group plc (United Kingdom)	8		836
LPL Financial Holdings, Inc.	3		513
MarketAxess Holdings, Inc.	–	(a)	24
Moelis & Co., Class A	5		283
Moody’s Corp.	–	(a)	96
Morgan Stanley	16		1,557
Morningstar, Inc.	1		339
Moscow Exchange MICEX-RTS PJSC (Russia)	15		37
MSCI, Inc.	–	(a)	75
Nasdaq, Inc.	–	(a)	34
Northern Trust Corp.	6		641
Petershill Partners plc (United Kingdom) * (c)	61		287
Raymond James Financial, Inc.	–	(a)	26
S&P Global, Inc.	4		1,732
State Street Corp.	23		1,938
StepStone Group, Inc., Class A	6		245
Swissquote Group Holding SA (Registered) (Switzerland)	1		216
T. Rowe Price Group, Inc.	3		582

			18,603

Chemicals — 0.7%
Air Products and Chemicals, Inc.	–	(a)	87
Albemarle Corp.	–	(a)	39
Axalta Coating Systems Ltd. *	19		550
Celanese Corp.	–	(a)	22
CF Industries Holdings, Inc.	–	(a)	12
Corteva, Inc.	1		47
Dow, Inc.	1		65
DuPont de Nemours, Inc.	1		54
Eastman Chemical Co.	17		1,694
Ecolab, Inc.	–	(a)	79
FMC Corp.	–	(a)	18
International Flavors & Fragrances, Inc.	–	(a)	51
LG Chem Ltd. (South Korea)	–	(a)	145
Linde plc (United Kingdom)	7		1,997
Linde plc (United Kingdom)	1		231
Lotte Chemical Corp. (South Korea)	–	(a)	38
LyondellBasell Industries NV, Class A	–	(a)	38
Mosaic Co. (The)	1		19
Nan Ya Plastics Corp. (Taiwan)	7		23
Petronas Chemicals Group Bhd. (Malaysia)	24		50
PPG Industries, Inc.	8		1,129
PTT Global Chemical PCL (Thailand)	31		58
Saudi Basic Industries Corp. (Saudi Arabia)	2		83
Sherwin-Williams Co. (The)	–	(a)	112
Skshu Paint Co. Ltd., Class A (China)	2		32
Wanhua Chemical Group Co. Ltd., Class A (China)	3		56

			6,729

Commercial Services & Supplies — 0.3%
Cintas Corp.	–	(a)	51
Copart, Inc. *	4		612
Driven Brands Holdings, Inc. *	7		212
IAA, Inc. *	6		305
MSA Safety, Inc.	2		299
Republic Services, Inc.	–	(a)	42
Ritchie Bros Auctioneers, Inc. (Canada)	3		156
Rollins, Inc.	–	(a)	–	(a)
Stericycle, Inc. *	3		236
Waste Connections, Inc.	4		499
Waste Management, Inc.	1		96

			2,508

Communications Equipment — 0.2%
Arista Networks, Inc. *	–	(a)	29
Cisco Systems, Inc.	15		820
CommScope Holding Co., Inc. *	31		420
F5 Networks, Inc. *	–	(a)	19
Juniper Networks, Inc.	–	(a)	10
Motorola Solutions, Inc.	–	(a)	60
Nokia OYJ (Finland) *	84		464
Spirent Communications plc (United Kingdom)	49		185
Zhongji Innolight Co. Ltd., Class A (China)	7		37

			2,044

Construction & Engineering — 0.4%
China Conch Venture Holdings Ltd. (China)	10		44
Larsen & Toubro Ltd. (India)	3		76
Quanta Services, Inc.	5		596
Vinci SA (France)	29		2,979
WillScot Mobile Mini Holdings Corp. *	15		482

			4,177

Construction Materials — 0.2%
ACC Ltd. (India)	1		29
Ambuja Cements Ltd. (India)	12		63
Anhui Conch Cement Co. Ltd., Class H (China)	6		30
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A (China)	4		28
Holcim Ltd. (Switzerland) *	7		316
Martin Marietta Materials, Inc.	2		731
Siam Cement PCL (The) (Registered) (Thailand)	4		52
UltraTech Cement Ltd. (India)	1		78
Vulcan Materials Co.	–	(a)	34
Wienerberger AG (Austria)	7		246

			1,607

Consumer Finance — 0.4%
American Express Co.	5		909
Capital One Financial Corp.	13		2,148
Discover Financial Services	3		328

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Shriram Transport Finance Co. Ltd. (India)	3		48
Synchrony Financial	1		42

			3,475

Containers & Packaging — 0.3%
Amcor plc	2		27
AptarGroup, Inc.	3		382
Avery Dennison Corp.	–	(a)	27
Ball Corp.	–	(a)	45
Crown Holdings, Inc.	3		278
Graphic Packaging Holding Co.	16		312
International Paper Co.	1		33
Packaging Corp. of America	6		836
Pactiv Evergreen, Inc.	10		126
Sealed Air Corp.	–	(a)	14
Smurfit Kappa Group plc (Ireland)	5		288
Westrock Co.	12		600
Yunnan Energy New Material Co. Ltd. (China)	1		35

			3,003

Distributors — 0.1%
Genuine Parts Co.	–	(a)	26
LKQ Corp. *	9		459
Pool Corp.	1		482

			967

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	5		655

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B *	10		2,786
Chailease Holding Co. Ltd. (Taiwan)	10		91
FirstRand Ltd. (South Africa)	26		112
Yuanta Financial Holding Co. Ltd. (Taiwan)	98		87

			3,076

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	11		293
Cellnex Telecom SA (Spain) (c)	18		1,109
Deutsche Telekom AG (Registered) (Germany)	29		581
Hellenic Telecommunications Organization SA (Greece)	2		46
Lumen Technologies, Inc.	2		19
Saudi Telecom Co. (Saudi Arabia)	2		58
Telkom Indonesia Persero Tbk. PT (Indonesia)	391		100
Verizon Communications, Inc.	34		1,845

			4,051

Electric Utilities — 1.1%
Alliant Energy Corp.	–	(a)	21
American Electric Power Co., Inc.	7		605
Duke Energy Corp.	1		114
Edison International	7		372
Entergy Corp.	4		354
Evergy, Inc.	–	(a)	5
Eversource Energy	1		43
Exelon Corp.	1		72
FirstEnergy Corp.	1		32
Iberdrola SA (Spain)	159		1,596
NextEra Energy, Inc.	47		3,710
NRG Energy, Inc.	–	(a)	15
Orsted A/S (Denmark) (c)	8		1,056
PG&E Corp. *	31		298
Pinnacle West Capital Corp.	–	(a)	12
Power Grid Corp. of India Ltd. (India)	27		68
PPL Corp.	–	(a)	2
Southern Co. (The)	2		108
Tenaga Nasional Bhd. (Malaysia)	14		31
Xcel Energy, Inc.	30		1,855

			10,369

Electrical Equipment — 0.9%
AMETEK, Inc.	4		509
Contemporary Amperex Technology Co. Ltd., Class A (China)	1		89
Eaton Corp. plc	21		3,086
Emerson Electric Co.	1		86
Generac Holdings, Inc. *	3		1,217
Rockwell Automation, Inc.	–	(a)	52
Schneider Electric SE	21		3,552
Shanghai Liangxin Electrical Co. Ltd., Class A (China)	6		13

			8,604

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	1		67
Arrow Electronics, Inc. *	1		124
AU Optronics Corp. (Taiwan)	85		53
BOE Technology Group Co. Ltd., Class A (China)	65		50
CDW Corp.	–	(a)	38
Cognex Corp.	4		283
Corning, Inc.	1		43
Delta Electronics, Inc. (Taiwan)	9		81
Hon Hai Precision Industry Co. Ltd. (Taiwan)	23		86
IPG Photonics Corp. *	–	(a)	9
Keyence Corp. (Japan)	3		1,552
Keysight Technologies, Inc. *	4		602
Maxscend Microelectronics Co. Ltd., Class A (China)	–	(a)	22
Samsung SDI Co. Ltd. (South Korea)	–	(a)	48
Sunny Optical Technology Group Co. Ltd. (China)	3		89
SYNNEX Corp.	6		592
Taiwan Union Technology Corp. (Taiwan)	9		35
TE Connectivity Ltd.	–	(a)	68
Teledyne Technologies, Inc. *	–	(a)	31
Trimble, Inc. *	–	(a)	31
Yageo Corp. (Taiwan) *	5		78
Zebra Technologies Corp., Class A *	1		525

			4,507

Energy Equipment & Services — 0.0% (b)
Baker Hughes Co.	1		23
China Oilfield Services Ltd., Class H (China)	22		21
Halliburton Co.	1		32
Schlumberger NV	2		68

			144

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Entertainment — 0.6%
Activision Blizzard, Inc.	1		91
Bilibili, Inc., ADR (China) *	1		48
Bilibili, Inc., Class Z (China) *	10		688
Electronic Arts, Inc.	–	(a)	61
iQIYI, Inc., ADR (China) *	1		7
Live Nation Entertainment, Inc. *	–	(a)	22
NCSoft Corp. (South Korea)	–	(a)	54
NetEase, Inc. (China)	6		105
NetEase, Inc., ADR (China)	–	(a)	40
Netflix, Inc. *	2		1,407
Roku, Inc. *	2		516
Sea Ltd., ADR (Taiwan) *	5		1,752
Take-Two Interactive Software, Inc. *	–	(a)	27
Walt Disney Co. (The) *	7		1,143

			5,961

Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	–	(a)	10
American Campus Communities, Inc.	4		193
American Homes 4 Rent, Class A	13		499
American Tower Corp.	1		199
Apple Hospitality REIT, Inc.	11		178
AvalonBay Communities, Inc.	–	(a)	47
Boston Properties, Inc.	–	(a)	17
Brixmor Property Group, Inc.	26		578
Crown Castle International Corp.	1		114
CubeSmart	7		330
Digital Realty Trust, Inc.	–	(a)	62
Duke Realty Corp.	1		30
EastGroup Properties, Inc.	5		784
Equinix, Inc.	–	(a)	107
Equity Residential	1		46
Essex Property Trust, Inc.	–	(a)	31
Extra Space Storage, Inc.	–	(a)	34
Federal Realty Investment Trust	3		367
Healthpeak Properties, Inc.	1		30
Host Hotels & Resorts, Inc. *	1		19
Iron Mountain, Inc.	–	(a)	19
Kimco Realty Corp.	34		703
Lamar Advertising Co., Class A	1		154
Mid-America Apartment Communities, Inc.	6		1,073
National Retail Properties, Inc.	7		299
Outfront Media, Inc.	12		291
Prologis, Inc.	25		3,192
Public Storage	3		767
Rayonier, Inc.	19		669
Realty Income Corp.	1		38
Regency Centers Corp.	–	(a)	7
SBA Communications Corp.	–	(a)	55
Segro plc (United Kingdom)	23		365
Simon Property Group, Inc.	1		65
Sun Communities, Inc.	4		678
UDR, Inc.	–	(a)	22
Ventas, Inc.	1		35
Vornado Realty Trust	–	(a)	10
Welltower, Inc.	4		298
Weyerhaeuser Co.	28		981

			13,396

Food & Staples Retailing — 0.5%
Atacadao SA (Brazil)	8		26
BGF retail Co. Ltd. (South Korea)	–	(a)	17
Bid Corp. Ltd. (South Africa) *	3		66
BIM Birlesik Magazalar A/S (Turkey)	5		37
BinDawood Holding Co. (Saudi Arabia)	1		24
BJ’s Wholesale Club Holdings, Inc. *	8		425
Casey’s General Stores, Inc.	1		251
Cencosud SA (Chile)	9		17
Clicks Group Ltd. (South Africa)	2		45
Costco Wholesale Corp.	1		303
Dino Polska SA (Poland) * (c)	1		52
Koninklijke Ahold Delhaize NV (Netherlands)	29		976
Kroger Co. (The)	1		42
Laobaixing Pharmacy Chain JSC, Class A (China)	4		31
Moran Foods Backstop Equity * ‡	3		15
Performance Food Group Co. *	8		386
Raia Drogasil SA (Brazil) *	11		46
SPAR Group Ltd. (The) (South Africa)	4		49
Sysco Corp.	7		523
Walgreens Boots Alliance, Inc.	1		51
Wal-Mart de Mexico SAB de CV (Mexico)	278		941
Walmart, Inc.	2		328
X5 Retail Group NV, GDR (Russia) (c)	1		47

			4,698

Food Products — 0.7%
Almarai Co. JSC (Saudi Arabia)	2		36
Archer-Daniels-Midland Co.	1		51
Britannia Industries Ltd. (India)	1		79
Campbell Soup Co.	–	(a)	–	(a)
Chacha Food Co. Ltd., Class A (China)	4		28
Conagra Brands, Inc.	1		25
Foshan Haitian Flavouring & Food Co. Ltd., Class A (China)	3		44
Fu Jian Anjoy Foods Co. Ltd., Class A (China)	1		27
General Mills, Inc.	1		55
Hershey Co. (The)	–	(a)	38
Hormel Foods Corp.	–	(a)	–	(a)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (China)	8		48
Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A (China)	6		14
JM Smucker Co. (The)	–	(a)	–	(a)
Kellogg Co.	–	(a)	25
Kraft Heinz Co. (The)	17		637
Lamb Weston Holdings, Inc.	5		316
McCormick & Co., Inc. (Non-Voting)	–	(a)	31
Mondelez International, Inc., Class A	2		135
Nestle SA (Registered) (Switzerland)	36		4,283
Oatly Group AB, ADR *	8		122
Post Holdings, Inc. *	7		773
Tongwei Co. Ltd., Class A (China)	5		38
Tyson Foods, Inc., Class A	–	(a)	35
Uni-President Enterprises Corp. (Taiwan)	29		71

			6,911

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Gas Utilities — 0.0% (b)
Atmos Energy Corp.	3		298
ENN Energy Holdings Ltd. (China)	4		71
Kunlun Energy Co. Ltd. (China)	40		42

			411

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	3		319
ABIOMED, Inc. *	–	(a)	12
Align Technology, Inc. *	–	(a)	74
Baxter International, Inc.	1		61
Becton Dickinson and Co.	–	(a)	108
Boston Scientific Corp. *	57		2,452
Cooper Cos., Inc. (The)	1		489
Danaher Corp.	1		295
Dentsply Sirona, Inc.	–	(a)	19
Dexcom, Inc. *	1		769
Eckert & Ziegler Strahlen- und Medizintechnik AG (Germany)	3		332
Edwards Lifesciences Corp. *	1		107
Hologic, Inc. *	–	(a)	28
ICU Medical, Inc. *	1		256
IDEXX Laboratories, Inc. *	–	(a)	80
Insulet Corp. *	1		218
Intuitive Surgical, Inc. *	1		1,444
Medtronic plc	7		887
Ortho Clinical Diagnostics Holdings plc *	9		174
Qingdao Haier Biomedical Co. Ltd., Class A (China)	2		41
Qingdao Haier Biomedical Co. Ltd., Class A (China)	–	(a)	2
ResMed, Inc.	–	(a)	58
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	1		48
Sonova Holding AG (Registered) (Switzerland)	1		307
STERIS plc	2		356
Stryker Corp.	1		146
Teleflex, Inc.	–	(a)	26
Top Glove Corp. Bhd. (Malaysia)	9		6
West Pharmaceutical Services, Inc.	1		452
Zimmer Biomet Holdings, Inc.	17		2,427

			11,993

Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	6		737
Anthem, Inc.	–	(a)	138
Apollo Hospitals Enterprise Ltd. (India)	1		81
Cardinal Health, Inc.	–	(a)	22
Centene Corp. *	10		611
Chemed Corp.	1		285
Cigna Corp.	8		1,584
CVS Health Corp.	12		978
DaVita, Inc. *	–	(a)	12
Encompass Health Corp.	5		361
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (China)	2		29
HCA Healthcare, Inc.	2		368
Henry Schein, Inc. *	–	(a)	16
Humana, Inc.	–	(a)	76
Laboratory Corp. of America Holdings *	–	(a)	47
McKesson Corp.	2		469
Molina Healthcare, Inc. *	2		526
NMC Health plc (United Arab Emirates) * ‡	1		–
Quest Diagnostics, Inc.	–	(a)	32
UnitedHealth Group, Inc.	10		3,955
Universal Health Services, Inc., Class B	–	(a)	16

			10,343

Health Care Technology — 0.0% (b)
Cerner Corp.	–	(a)	32
Certara, Inc. *	6		191
Definitive Healthcare Corp. *	1		34

			257

Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class A *	1		162
Booking Holdings, Inc. *	1		2,459
Caesars Entertainment, Inc. *	–	(a)	36
Carnival Corp. *	1		30
Chipotle Mexican Grill, Inc. *	–	(a)	75
Cracker Barrel Old Country Store, Inc.	2		218
Darden Restaurants, Inc.	–	(a)	26
Domino’s Pizza, Inc.	–	(a)	22
DraftKings, Inc., Class A *	8		370
Evolution AB (Sweden) (c)	2		247
Expedia Group, Inc. *	–	(a)	36
Haidilao International Holding Ltd. (China) (c)	6		23
Hilton Worldwide Holdings, Inc. *	–	(a)	56
Huazhu Group Ltd. (China) *	10		46
La Francaise des Jeux SAEM (France) (c)	7		368
Las Vegas Sands Corp. *	11		389
Marriott International, Inc., Class A *	9		1,309
McDonald’s Corp.	15		3,632
MGM Resorts International	1		26
Minor International PCL (Thailand) *	33		31
Norwegian Cruise Line Holdings Ltd. *	–	(a)	13
OPAP SA (Greece)	3		45
Penn National Gaming, Inc. *	–	(a)	17
Planet Fitness, Inc., Class A *	3		262
Royal Caribbean Cruises Ltd. *	5		464
Starbucks Corp.	2		198
Trip.com Group Ltd., ADR (China) *	2		52
Vail Resorts, Inc. *	1		307
Wendy’s Co. (The)	11		230
Wynn Resorts Ltd. *	–	(a)	14
Yum China Holdings, Inc. (China)	2		98
Yum! Brands, Inc.	6		783

			12,044

Household Durables — 0.7%
DR Horton, Inc.	1		46
Garmin Ltd.	3		477
Haier Smart Home Co. Ltd., Class H (China)	22		78
Joyoung Co. Ltd., Class A (China)	10		33
JS Global Lifestyle Co. Ltd. (c)	8		19
Leggett & Platt, Inc.	–	(a)	9
Lennar Corp., Class A	–	(a)	39
Mohawk Industries, Inc. *	4		639
Newell Brands, Inc.	24		538
Nien Made Enterprise Co. Ltd. (Taiwan)	3		42

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
NVR, Inc. *	–	(a)	24
Oppein Home Group, Inc., Class A (China)	3		56
Persimmon plc (United Kingdom)	38		1,365
PulteGroup, Inc.	–	(a)	18
Sony Group Corp. (Japan)	16		1,788
Taylor Wimpey plc (United Kingdom)	467		975
Whirlpool Corp.	–	(a)	22

			6,168

Household Products — 0.4%
Church & Dwight Co., Inc.	–	(a)	27
Clorox Co. (The)	–	(a)	30
Colgate-Palmolive Co.	1		102
Energizer Holdings, Inc.	11		447
Hindustan Unilever Ltd. (India)	4		139
Kimberly-Clark Corp.	1		68
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	22		37
Procter & Gamble Co. (The)	22		3,089
Reynolds Consumer Products, Inc.	9		236

			4,175

Independent Power and Renewable Electricity Producers — 0.0% (b)
AES Corp. (The)	1		25
China Yangtze Power Co. Ltd., Class A (China)	16		53
Corp. ACCIONA Energias Renovables SA (Spain) *	8		259
NTPC Ltd. (India)	30		57

			394

Industrial Conglomerates — 0.2%
3M Co.	1		154
Ayala Corp. (Philippines)	2		25
Bidvest Group Ltd. (The) (South Africa)	2		21
General Electric Co.	2		186
Honeywell International, Inc.	4		945
Roper Technologies, Inc.	–	(a)	72
Siemens AG (Registered) (Germany)	4		658
SK, Inc. (South Korea)	–	(a)	32

			2,093

Insurance — 2.1%
Aflac, Inc.	1		49
AIA Group Ltd. (Hong Kong)	165		1,903
AIA Group Ltd. (Hong Kong)	42		484
Alleghany Corp. *	1		439
Allianz SE (Registered) (Germany)	17		3,797
Allstate Corp. (The)	1		64
American International Group, Inc.	7		410
Aon plc, Class A	–	(a)	107
Arthur J Gallagher & Co.	–	(a)	47
Assurant, Inc.	–	(a)	14
Brown & Brown, Inc.	–	(a)	22
China Life Insurance Co. Ltd., Class H (China)	41		67
China Pacific Insurance Group Co. Ltd., Class H (China)	19		57
Chubb Ltd.	4		774
Cincinnati Financial Corp.	–	(a)	26
CNA Financial Corp.	6		249
Discovery Ltd. (South Africa) *	5		48
Everest Re Group Ltd.	–	(a)	15
Fairfax Financial Holdings Ltd. (Canada)	1		450
Fubon Financial Holding Co. Ltd. (Taiwan)	37		102
Globe Life, Inc.	–	(a)	14
Hartford Financial Services Group, Inc. (The)	12		844
HDFC Life Insurance Co. Ltd. (India) (c)	9		89
Kinsale Capital Group, Inc.	2		384
Loews Corp.	26		1,389
Marsh & McLennan Cos., Inc.	4		637
MetLife, Inc.	1		68
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	2		501
NN Group NV (Netherlands)	10		507
PICC Property & Casualty Co. Ltd., Class H (China)	84		81
Ping An Insurance Group Co. of China Ltd., Class H (China)	19		127
Ping An Insurance Group Co. of China Ltd., Class H (China)	7		44
Powszechny Zaklad Ubezpieczen SA (Poland)	7		61
Principal Financial Group, Inc.	–	(a)	4
Progressive Corp. (The)	23		2,080
Prudential Financial, Inc.	1		62
RLI Corp.	4		353
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	–	(a)	79
Sanlam Ltd. (South Africa)	17		72
Travelers Cos., Inc. (The)	10		1,450
Willis Towers Watson plc	–	(a)	46
WR Berkley Corp.	–	(a)	16
Zurich Insurance Group AG (Switzerland)	5		1,842

			19,874

Interactive Media & Services — 2.6%
Alphabet, Inc., Class A *	2		5,777
Alphabet, Inc., Class C *	3		9,287
Baidu, Inc., ADR (China) *	–	(a)	45
Bumble, Inc., Class A *	7		351
Facebook, Inc., Class A *	11		3,575
InterActiveCorp. *	3		335
Kakao Corp. (South Korea)	–	(a)	33
Match Group, Inc. *	3		460
NAVER Corp. (South Korea)	–	(a)	140
Snap, Inc., Class A *	6		417
Tencent Holdings Ltd. (China)	52		3,122
Twitter, Inc. *	1		73

			23,615

Internet & Direct Marketing Retail — 2.0%
Alibaba Group Holding Ltd. (China) *	119		2,200
Allegro.eu SA (Poland) * (c)	4		58
Amazon.com, Inc. *	4		13,103
Delivery Hero SE (South Korea) * (c)	10		1,230
eBay, Inc.	1		69
Etsy, Inc. *	–	(a)	40
HelloFresh SE (Germany) *	3		286
JD.com, Inc., Class A (China) *	6		221
Meituan (China) * (c)	12		377
MercadoLibre, Inc. (Argentina) *	–	(a)	34
Moonpig Group plc (United Kingdom) *	22		97

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
MYT Holding Co. * ‡	37		204
Naspers Ltd., Class N (South Africa)	1		118
Pinduoduo, Inc., ADR (China) *	1		108

			18,145

IT Services — 2.0%
Accenture plc, Class A	1		330
Adyen NV (Netherlands) * (c)	–	(a)	375
Affirm Holdings, Inc. *	2		204
Akamai Technologies, Inc. *	–	(a)	25
Automatic Data Processing, Inc.	1		128
Broadridge Financial Solutions, Inc.	2		385
Capgemini SE (France)	14		2,970
Cognizant Technology Solutions Corp., Class A	1		59
Computacenter plc (United Kingdom)	11		405
DXC Technology Co. *	–	(a)	13
Fidelity National Information Services, Inc.	1		114
Fiserv, Inc. *	1		98
FleetCor Technologies, Inc. *	6		1,456
Gartner, Inc. *	–	(a)	39
Global Payments, Inc.	4		647
Infosys Ltd., ADR (India)	12		263
International Business Machines Corp.	4		551
Jack Henry & Associates, Inc.	1		203
Locaweb Servicos de Internet SA (Brazil) * (c)	5		22
Mastercard, Inc., Class A	19		6,517
MongoDB, Inc. *	1		479
Paychex, Inc.	–	(a)	55
PayPal Holdings, Inc. *	6		1,460
Shopify, Inc., Class A (Canada) *	–	(a)	392
Snowflake, Inc., Class A *	1		382
Tata Consultancy Services Ltd. (India)	4		184
VeriSign, Inc. *	–	(a)	31
Visa, Inc., Class A	3		572
Western Union Co. (The)	1		12
WEX, Inc. *	3		451
Wipro Ltd. (India)	3		26

			18,848

Leisure Products — 0.1%
Brunswick Corp.	4		385
Games Workshop Group plc (United Kingdom)	2		240
Hasbro, Inc.	–	(a)	17

			642

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	–	(a)	53
Bio-Rad Laboratories, Inc., Class A *	–	(a)	1
Bio-Techne Corp.	–	(a)	29
Charles River Laboratories International, Inc. *	–	(a)	31
Hangzhou Tigermed Consulting Co. Ltd., Class H (China) (c)	3		53
Illumina, Inc. *	–	(a)	90
IQVIA Holdings, Inc. *	–	(a)	70
Lonza Group AG (Registered) (Switzerland)	2		1,277
Mettler-Toledo International, Inc. *	–	(a)	437
PerkinElmer, Inc.	–	(a)	29
Pharmaron Beijing Co. Ltd., Class H (China) (c)	2		52
Samsung Biologics Co. Ltd. (South Korea) * (c)	–	(a)	32
Syneos Health, Inc. *	4		369
Thermo Fisher Scientific, Inc.	3		1,765
Waters Corp. *	–	(a)	34
WuXi AppTec Co. Ltd., Class H (China) (c)	3		78
Wuxi Biologics Cayman, Inc. (China) * (c)	14		227

			4,627

Machinery — 2.0%
Airtac International Group (China)	1		31
Atlas Copco AB, Class A (Sweden)	22		1,309
Cargotec OYJ, Class B (Finland)	5		263
Caterpillar, Inc.	1		160
CNH Industrial NV (United Kingdom)	21		354
Cummins, Inc.	–	(a)	49
Deere & Co.	5		1,838
Douglas Dynamics, Inc.	3		103
Dover Corp.	7		1,012
Fluidra SA (Spain)	9		340
Fortive Corp.	1		38
Han’s Laser Technology Industry Group Co. Ltd., Class A (China)	4		24
Hillman Solutions Corp. *	13		160
Hiwin Technologies Corp. (Taiwan)	6		61
IDEX Corp.	2		315
Illinois Tool Works, Inc.	–	(a)	98
Ingersoll Rand, Inc. *	39		1,948
Interroll Holding AG (Registered) (Switzerland)	–	(a)	233
ITT, Inc.	6		516
Jiangsu Hengli Hydraulic Co. Ltd., Class A (China)	4		48
Jungheinrich AG (Preference) (Germany)	7		347
Kone OYJ, Class B (Finland)	15		1,078
Lincoln Electric Holdings, Inc.	3		421
Nordson Corp.	1		356
Otis Worldwide Corp.	1		53
PACCAR, Inc.	1		42
Parker-Hannifin Corp.	–	(a)	55
Pentair plc	–	(a)	6
RBC Bearings, Inc. *	1		305
Schindler Holding AG (Switzerland)	1		343
SMC Corp. (Japan)	2		1,185
Snap-on, Inc.	1		238
Stanley Black & Decker, Inc.	9		1,613
Techtronic Industries Co. Ltd. (Hong Kong)	3		49
Timken Co. (The)	4		258
Toro Co. (The)	5		511
Volvo AB, Class B (Sweden)	94		2,110
Westinghouse Air Brake Technologies Corp.	–	(a)	25
Woodward, Inc.	3		307
Xylem, Inc.	–	(a)	21

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Zhejiang Dingli Machinery Co. Ltd., Class A (China)	2		25

			18,248

Marine — 0.0% (b)
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	5		22

Media — 0.7%
Charter Communications, Inc., Class A *	2		1,748
Comcast Corp., Class A	33		1,855
Discovery, Inc., Class A *	–	(a)	7
Discovery, Inc., Class C *	–	(a)	11
DISH Network Corp., Class A *	12		506
Fox Corp., Class A	–	(a)	20
Fox Corp., Class B	–	(a)	9
Future plc (United Kingdom)	4		212
Interpublic Group of Cos., Inc. (The)	1		22
Liberty Broadband Corp., Class C *	5		796
Liberty Media Corp.-Liberty SiriusXM, Class C *	13		606
News Corp., Class A	–	(a)	–	(a)
Nexstar Media Group, Inc., Class A	3		463
Omnicom Group, Inc.	–	(a)	24
ViacomCBS, Inc.	1		36

			6,315

Metals & Mining — 0.6%
Alrosa PJSC (Russia)	38		69
Anglo American plc (South Africa)	43		1,497
AngloGold Ashanti Ltd., ADR (Tanzania, United Republic of)	2		24
ArcelorMittal SA (Luxembourg)	9		272
Baoshan Iron & Steel Co. Ltd., Class A (China)	38		50
BHP Group Ltd. (Australia)	55		1,462
China Molybdenum Co. Ltd., Class H (China)	57		35
Freeport-McMoRan, Inc.	14		449
Gerdau SA (Preference) (Brazil)	11		53
Grupo Mexico SAB de CV, Series B (Mexico)	17		67
Hindalco Industries Ltd. (India)	10		64
Impala Platinum Holdings Ltd. (South Africa)	2		27
Magnitogorsk Iron & Steel Works PJSC, GDR (Russia) (c)	3		33
MMC Norilsk Nickel PJSC, ADR (Russia)	3		75
Newmont Corp.	1		66
Novolipetsk Steel PJSC (Russia)	9		27
Nucor Corp.	–	(a)	44
POSCO (South Korea)	–	(a)	110
Rio Tinto plc (Australia)	14		925
Severstal PAO, GDR (Russia) (c)	2		51
Tata Steel Ltd. (India)	2		42
Vale SA, ADR (Brazil)	14		192

			5,634

Multiline Retail — 0.2%
Dollar General Corp.	2		504
Dollar Tree, Inc. *	–	(a)	34
Kohl’s Corp.	8		380
Lojas Renner SA (Brazil) *	6		38
Magazine Luiza SA (Brazil) *	24		64
Marks & Spencer Group plc (United Kingdom) *	123		301
Next plc (United Kingdom)	6		621
Target Corp.	1		172

			2,114

Multi-Utilities — 0.2%
Ameren Corp.	–	(a)	32
CenterPoint Energy, Inc.	17		420
Centrica plc (United Kingdom) *	248		188
CMS Energy Corp.	–	(a)	29
Consolidated Edison, Inc.	1		39
Dominion Energy, Inc.	1		97
DTE Energy Co.	–	(a)	36
NiSource, Inc.	1		14
Public Service Enterprise Group, Inc.	1		47
RWE AG (Germany)	13		444
Sempra Energy	–	(a)	61
WEC Energy Group, Inc.	–	(a)	42

			1,449

Oil, Gas & Consumable Fuels — 1.5%
APA Corp.	1		13
BP plc (United Kingdom)	286		1,304
Cabot Oil & Gas Corp.	29		638
Chesapeake Energy Corp.	–	(a)	10
Chevron Corp.	10		1,007
China Shenhua Energy Co. Ltd., Class H (China)	28		64
ConocoPhillips	57		3,862
Devon Energy Corp.	1		37
Diamondback Energy, Inc.	3		245
Ecopetrol SA, ADR (Colombia)	3		42
EOG Resources, Inc.	6		483
Equinor ASA (Norway)	12		298
Equitrans Midstream Corp.	16		161
Exxon Mobil Corp.	6		379
Gazprom PJSC, ADR (Russia)	21		212
Hess Corp.	–	(a)	33
Kinder Morgan, Inc.	40		672
LUKOIL PJSC, ADR (Russia)	2		171
Marathon Oil Corp.	1		16
Marathon Petroleum Corp.	10		635
Novatek PJSC (Russia)	1		37
Occidental Petroleum Corp.	1		40
Oil & Natural Gas Corp. Ltd. (India)	35		67
ONEOK, Inc.	1		39
Petroleo Brasileiro SA (Preference) (Brazil)	35		176
Petronet LNG Ltd. (India)	14		46
Phillips 66	7		465
Pioneer Natural Resources Co.	1		235
PTT Exploration & Production PCL (Thailand)	21		71
PTT PCL (Thailand)	34		39
Reliance Industries Ltd. (India)	9		317
Rosneft Oil Co. PJSC, GDR (Russia) (c)	7		63
SK Innovation Co. Ltd. (South Korea) *	–	(a)	81
S-Oil Corp. (South Korea)	1		73
TC Energy Corp. (Canada)	13		605

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Thai Oil PCL (Thailand)	20		30
Valero Energy Corp.	1		44
VERBIO Vereinigte BioEnergie AG (Germany)	4		243
Williams Cos., Inc. (The)	23		602

			13,555

Paper & Forest Products — 0.0% (b)
Suzano SA (Brazil) *	7		71

Personal Products — 0.3%
Coty, Inc., Class A *	24		191
Estee Lauder Cos., Inc. (The), Class A	2		516
LG Household & Health Care Ltd. (South Korea)	–	(a)	69
L’Oreal SA (France)	4		1,555

			2,331

Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	73		4,332
Catalent, Inc. *	8		1,023
Eli Lilly & Co.	5		1,198
Hutchmed China Ltd., ADR (China) *	–	(a)	15
Jazz Pharmaceuticals plc *	2		302
Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	6		47
Johnson & Johnson	10		1,689
Kyowa Kirin Co. Ltd. (Japan)	24		862
Laboratorios Farmaceuticos Rovi SA (Spain)	4		247
Merck & Co., Inc.	10		732
Novartis AG (Registered) (Switzerland)	9		713
Novo Nordisk A/S, Class B (Denmark)	56		5,371
Organon & Co.	9		301
Pfizer, Inc.	9		367
Richter Gedeon Nyrt. (Hungary)	1		19
Roche Holding AG (Switzerland)	4		1,406
Royalty Pharma plc, Class A	6		211
Viatris, Inc.	27		365
Zoetis, Inc.	1		152

			19,352

Professional Services — 0.7%
51job, Inc., ADR (China) *	–	(a)	32
Booz Allen Hamilton Holding Corp.	4		316
Equifax, Inc.	1		330
IHS Markit Ltd.	4		481
Jacobs Engineering Group, Inc.	–	(a)	26
Leidos Holdings, Inc.	16		1,521
Nielsen Holdings plc	1		10
NMG Parent LLC *	–	(a)	10
NMG, Inc. *	–	(a)	66
RELX plc (United Kingdom)	56		1,614
Robert Half International, Inc.	–	(a)	14
SGS SA (Registered) (Switzerland)	–	(a)	1,161
Teleperformance (France)	1		348
TransUnion	3		358
Verisk Analytics, Inc.	–	(a)	53

			6,340

Real Estate Management & Development — 0.1%
Ayala Land, Inc. (Philippines)	36		24
CBRE Group, Inc., Class A *	6		608
China Resources Land Ltd. (China)	20		84
China Resources Mixc Lifestyle Services Ltd. (China) (c)	4		23
China Vanke Co. Ltd., Class H (China)	21		57
Country Garden Services Holdings Co. Ltd. (China)	10		79
Cushman & Wakefield plc *	13		243
Emaar Properties PJSC (United Arab Emirates)	27		30
Longfor Group Holdings Ltd. (China) (c)	14		64
Poly Developments and Holdings Group Co. Ltd., Class A (China)	19		41

			1,253

Road & Rail — 0.9%
Canadian National Railway Co. (Canada)	15		1,700
CSX Corp.	3		102
JB Hunt Transport Services, Inc.	–	(a)	12
Kansas City Southern	–	(a)	37
Knight-Swift Transportation Holdings, Inc.	6		320
Landstar System, Inc.	2		244
Localiza Rent a Car SA (Brazil) *	3		28
Lyft, Inc., Class A *	31		1,672
Norfolk Southern Corp.	12		2,966
Old Dominion Freight Line, Inc.	2		535
Uber Technologies, Inc. *	10		447
Union Pacific Corp.	1		204

			8,267

Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc. *	22		2,288
Analog Devices, Inc.	26		4,383
Applied Materials, Inc.	1		179
ASE Technology Holding Co. Ltd. (Taiwan)	24		93
ASM International NV (Netherlands)	1		550
ASML Holding NV (Netherlands)	6		4,470
ASML Holding NV (Registered), NYRS (Netherlands)	1		688
Broadcom, Inc.	1		303
CMC Materials, Inc.	2		236
Cree, Inc. *	3		249
Enphase Energy, Inc. *	–	(a)	30
Entegris, Inc.	5		587
Global Unichip Corp. (Taiwan)	3		53
Intel Corp.	6		329
KLA Corp.	–	(a)	78
Lam Research Corp.	2		883
MediaTek, Inc. (Taiwan)	3		97
Microchip Technology, Inc.	3		385
Micron Technology, Inc.	2		122
Monolithic Power Systems, Inc.	1		325
Nanya Technology Corp. (Taiwan)	25		58
Novatek Microelectronics Corp. (Taiwan)	5		73
NVIDIA Corp.	11		2,176
NXP Semiconductors NV (China)	14		2,765
Powertech Technology, Inc. (Taiwan)	14		52
Qorvo, Inc. *	–	(a)	28
QUALCOMM, Inc.	7		934

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Realtek Semiconductor Corp. (Taiwan)	4		70
SK Hynix, Inc. (South Korea)	2		179
Skyworks Solutions, Inc.	–	(a)	42
SolarEdge Technologies, Inc. *	2		463
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	29		3,217
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	59		1,220
Teradyne, Inc.	3		316
Texas Instruments, Inc.	5		1,036
Vanguard International Semiconductor Corp. (Taiwan)	9		48
Xilinx, Inc.	–	(a)	57
Xinyi Solar Holdings Ltd. (China)	38		78

			29,140

Software — 3.1%
Adobe, Inc. *	1		418
ANSYS, Inc. *	–	(a)	45
Aspen Technology, Inc. *	2		281
Autodesk, Inc. *	–	(a)	95
Black Knight, Inc. *	5		364
Cadence Design Systems, Inc. *	–	(a)	64
Ceridian HCM Holding, Inc. *	8		912
Citrix Systems, Inc.	–	(a)	17
Clearwater Analytics Holdings, Inc., Class A *	4		105
Confluent, Inc., Class A *	4		264
Crowdstrike Holdings, Inc., Class A *	1		345
Envestnet, Inc. *	3		253
Five9, Inc. *	2		303
Fortinet, Inc. *	–	(a)	60
Guidewire Software, Inc. *	3		300
HubSpot, Inc. *	1		583
Hundsun Technologies, Inc., Class A (China)	2		19
Intuit, Inc.	2		1,049
Kingdee International Software Group Co. Ltd. (China) *	18		60
Microsoft Corp.	61		17,177
nCino, Inc. *	2		175
NortonLifeLock, Inc.	1		22
Oracle Corp.	3		218
Palo Alto Networks, Inc. *	1		378
Paycom Software, Inc. *	–	(a)	36
PTC, Inc. *	2		228
Q2 Holdings, Inc. *	4		292
QT Group OYJ (Finland) *	3		511
salesforce.com, Inc. *	1		401
ServiceNow, Inc. *	1		699
SS&C Technologies Holdings, Inc.	6		400
Synopsys, Inc. *	2		542
Tyler Technologies, Inc. *	1		331
UiPath, Inc., Class A *	2		108
Workday, Inc., Class A *	3		664
Yonyou Network Technology Co. Ltd., Class A (China)	4		22
Zscaler, Inc. *	2		411

			28,152

Specialty Retail — 1.3%
Advance Auto Parts, Inc.	–	(a)	9
AutoZone, Inc. *	1		1,282
Bath & Body Works, Inc.	–	(a)	25
Best Buy Co., Inc.	5		533
CarMax, Inc. *	3		435
Gap, Inc. (The)	26		598
Home Depot, Inc. (The)	5		1,584
JD Sports Fashion plc (United Kingdom)	25		349
Lowe’s Cos., Inc.	12		2,497
Murphy USA, Inc.	5		798
National Vision Holdings, Inc. *	5		265
O’Reilly Automotive, Inc. *	4		2,732
Ross Stores, Inc.	4		415
TJX Cos., Inc. (The)	2		125
Topsports International Holdings Ltd. (China) (c)	34		39
Tractor Supply Co.	2		484
Ulta Beauty, Inc. *	–	(a)	31

			12,201

Technology Hardware, Storage & Peripherals — 2.2%
Advantech Co. Ltd. (Taiwan)	7		86
Apple, Inc.	96		13,652
Hewlett Packard Enterprise Co.	2		28
HP, Inc.	2		50
Lenovo Group Ltd. (China)	22		29
NetApp, Inc.	–	(a)	31
Quanta Computer, Inc. (Taiwan)	17		47
Samsung Electronics Co. Ltd. (South Korea)	79		4,889
Seagate Technology Holdings plc	14		1,133
Western Digital Corp. *	–	(a)	26
Wiwynn Corp. (Taiwan)	1		31
Xiaomi Corp., Class B (China) * (c)	21		57

			20,059

Textiles, Apparel & Luxury Goods — 1.0%
adidas AG (Germany)	10		3,068
ANTA Sports Products Ltd. (China)	3		57
Carter’s, Inc.	2		155
Cie Financiere Richemont SA (Registered) (Switzerland)	3		321
Columbia Sportswear Co.	4		366
Eclat Textile Co. Ltd. (Taiwan)	3		65
Hanesbrands, Inc.	1		10
Kering SA (France)	1		476
LVMH Moet Hennessy Louis Vuitton SE (France)	5		3,232
NIKE, Inc., Class B	6		926
Pandora A/S (Denmark)	2		259
PVH Corp. *	–	(a)	12
Ralph Lauren Corp.	4		452
Tapestry, Inc.	–	(a)	16
Under Armour, Inc., Class A *	–	(a)	6
Under Armour, Inc., Class C *	–	(a)	6
VF Corp.	–	(a)	10

			9,437

Thrifts & Mortgage Finance — 0.0% (b)
Housing Development Finance Corp. Ltd. (India)	7		245

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Tobacco — 0.1%
Altria Group, Inc.	3		139
Philip Morris International, Inc.	8		748
Swedish Match AB (Sweden)	28		246

			1,133

Trading Companies & Distributors — 0.3%
Ashtead Group plc (United Kingdom)	7		495
Azelis Group NV (Belgium) *	6		194
BOC Aviation Ltd. (Singapore) (c)	2		18
Fastenal Co.	1		45
Ferguson plc	12		1,720
United Rentals, Inc. *	–	(a)	38
WW Grainger, Inc.	–	(a)	26

			2,536

Transportation Infrastructure — 0.0% (b)
Airports of Thailand PCL (Thailand)	25		45
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Mexico) *	5		63
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)	3		49
International Container Terminal Services, Inc. (Philippines)	9		35

			192

Water Utilities — 0.0% (b)
American Water Works Co., Inc.	–	(a)	47

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Series L (Mexico)	169		150
MTN Group Ltd. (South Africa) *	8		72
SK Telecom Co. Ltd. (South Korea)	–	(a)	77
TIM SA (Brazil) *	14		30
T-Mobile US, Inc. *	12		1,514
Turkcell Iletisim Hizmetleri A/S (Turkey)	19		32
Vodacom Group Ltd. (South Africa)	4		37

			1,912

TOTAL COMMON STOCKS (Cost $365,994)			526,422

INVESTMENT COMPANIES — 12.5%
Fixed Income — 10.5%
JPMorgan Core Bond Fund Class R6 Shares (d)	8,213		98,470

U.S. Equity — 2.0%
JPMorgan Large Cap Value Fund Class R6 Shares (d)	967		18,632

TOTAL INVESTMENT COMPANIES (Cost $116,939)			117,102

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 9.6%
U.S. Treasury Bonds 1.13%, 8/15/2040	4,000		3,442
2.75%, 11/15/2042	2,400		2,699
1.25%, 5/15/2050	5,700		4,663
U.S. Treasury Notes 1.38%, 1/31/2022 (e)	10,965		11,013
1.38%, 10/15/2022	22,000		22,290
0.25%, 8/31/2025	20,000		19,591
0.50%, 10/31/2027	14,500		13,916
0.75%, 1/31/2028	10		10
0.63%, 5/15/2030	12,000		11,200

TOTAL U.S. TREASURY OBLIGATIONS (Cost $88,741)			88,824

CORPORATE BONDS — 7.2%
Aerospace & Defense — 0.2%
Boeing Co. (The) 5.15%, 5/1/2030	910		1,068
Raytheon Technologies Corp. 4.13%, 11/16/2028	370		421

			1,489

Automobiles — 0.1%
General Motors Co. 6.13%, 10/1/2025	440		515
Hyundai Capital America 0.80%, 1/8/2024 (f)	440		438
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (f)	300		330

			1,283

Banks — 1.3%
AIB Group plc (Ireland) 4.75%, 10/12/2023 (f)	200		215
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (f)	200		224
Banco Santander SA (Spain) 2.75%, 12/3/2030	400		398
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (g)	1,460		1,466
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (g)	400		473
Bank of New Zealand (New Zealand) 2.00%, 2/21/2025 (f)	250		257
BNP Paribas SA (France) 4.63%, 3/13/2027 (f)	200		225
(SOFR + 1.51%), 3.05%, 1/13/2031 (f) (g)	300		314
Citigroup, Inc.
(SOFR + 3.91%), 4.41%, 3/31/2031 (g)	1,400		1,617
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (f) (g)	250		255

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (f) (g)	200	199
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (g)	900	993
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	275
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	300	310
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (f)	400	433
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (g)	200	200
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (f)	300	299
Societe Generale SA (France) 2.63%, 1/22/2025 (f)	450	467
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (f) (g)	300	312
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.04%, 7/16/2029	300	318
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (f) (g)	217	220
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (g)	1,040	1,116
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (g)	300	331

		10,917

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	240	271
4.44%, 10/6/2048	440	515
Constellation Brands, Inc. 2.88%, 5/1/2030	300	312
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	250	260

		1,358

Biotechnology — 0.2%
AbbVie, Inc.
3.20%, 11/21/2029	440	474
4.40%, 11/6/2042	440	526
Amgen, Inc. 2.20%, 2/21/2027	230	238
Biogen, Inc. 2.25%, 5/1/2030	300	298
Gilead Sciences, Inc. 1.65%, 10/1/2030	300	288

		1,824

Capital Markets — 0.5%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	230	250
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	300	353
Charles Schwab Corp. (The) 2.30%, 5/13/2031	300	306
Credit Suisse Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (f) (g)	650	662
(SOFR + 1.73%), 3.09%, 5/14/2032 (f) (g)	252	258
Deutsche Bank AG (Germany)
(SOFR + 1.72%), 3.04%, 5/28/2032 (g)	150	152
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (g)	1,170	1,289
Macquarie Group Ltd. (Australia)
(SOFR + 1.44%), 2.69%, 6/23/2032 (f) (g)	200	200
Morgan Stanley 4.00%, 7/23/2025	1,110	1,223
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (f) (g)	200	212

		4,905

Chemicals — 0.1%
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (f)	240	238
LyondellBasell Industries NV 4.63%, 2/26/2055	200	241

		479

Construction & Engineering — 0.0% (b)
Quanta Services, Inc. 2.35%, 1/15/2032	103	101

Construction Materials — 0.0% (b)
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	300	305

Consumer Finance — 0.2%
AerCap Ireland Capital DAC (Ireland) 1.75%, 1/30/2026	450	445
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (f)	750	743
4.25%, 4/15/2026 (f)	400	430

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Capital One Financial Corp. 3.80%, 1/31/2028	300	333

		1,951

Containers & Packaging — 0.0% (b)
WRKCo, Inc. 3.90%, 6/1/2028	300	335

Diversified Financial Services — 0.0% (b)
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	350	420

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
1.65%, 2/1/2028	720	714
3.65%, 9/15/2059	140	140
Verizon Communications, Inc. 3.15%, 3/22/2030	800	855

		1,709

Electric Utilities — 0.5%
Appalachian Power Co.
Series AA, 2.70%, 4/1/2031	510	524
Duke Energy Corp. 3.75%, 9/1/2046	440	470
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (f)	46	46
Entergy Louisiana LLC 2.35%, 6/15/2032	440	441
Exelon Corp. 4.05%, 4/15/2030	440	499
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (f)	104	107
NRG Energy, Inc. 2.45%, 12/2/2027 (f)	300	304
OGE Energy Corp. 0.70%, 5/26/2023	23	23
Pacific Gas and Electric Co. 4.95%, 7/1/2050	300	319
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	440	479
Southern Co. (The)
Series A, 3.70%, 4/30/2030	370	406
Virginia Electric and Power Co. 4.45%, 2/15/2044	370	450
Xcel Energy, Inc. 3.40%, 6/1/2030	300	327

		4,395

Electrical Equipment — 0.0% (b)
Rockwell Automation, Inc. 2.80%, 8/15/2061	86	82

Electronic Equipment, Instruments & Components — 0.0% (b)
Arrow Electronics, Inc. 3.50%, 4/1/2022	240	242

Entertainment — 0.0% (b)
Walt Disney Co. (The) 2.65%, 1/13/2031	300	313

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.
1.45%, 9/15/2026	72	72
2.90%, 1/15/2030	300	312
AvalonBay Communities, Inc. 2.45%, 1/15/2031	300	308
Boston Properties LP 2.75%, 10/1/2026	300	316
Brixmor Operating Partnership LP 4.13%, 5/15/2029	250	281
Corporate Office Properties LP 2.00%, 1/15/2029	26	25
Crown Castle International Corp. 4.45%, 2/15/2026	370	414
Equinix, Inc. 2.00%, 5/15/2028	113	113
Extra Space Storage LP 2.35%, 3/15/2032	150	147
Healthcare Trust of America Holdings LP 2.00%, 3/15/2031	300	288
Kilroy Realty LP 2.65%, 11/15/2033	120	118
Life Storage LP 2.20%, 10/15/2030	250	248
Office Properties Income Trust
2.65%, 6/15/2026	37	37
2.40%, 2/1/2027	112	111
3.45%, 10/15/2031	73	71
Prologis LP 1.25%, 10/15/2030	300	281
Realty Income Corp. 3.25%, 1/15/2031	300	326
Regency Centers LP 3.60%, 2/1/2027	300	330
Sabra Health Care LP 3.20%, 12/1/2031	98	96
Simon Property Group LP 2.20%, 2/1/2031	300	296
UDR, Inc. 3.20%, 1/15/2030	300	321
Ventas Realty LP 3.25%, 10/15/2026	200	214
WP Carey, Inc. 2.25%, 4/1/2033	440	420

		5,145

Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc. (Canada) 3.80%, 1/25/2050 (f)	230	246
Kroger Co. (The) 2.20%, 5/1/2030	300	302

		548

Food Products — 0.2%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	300	329
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	300	303
3.75%, 9/25/2027	300	332

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cargill, Inc. 2.13%, 4/23/2030 (f)	120	121
Conagra Brands, Inc. 5.40%, 11/1/2048	300	398
Smithfield Foods, Inc. 3.00%, 10/15/2030 (f)	300	302

		1,785

Gas Utilities — 0.0% (b)
Atmos Energy Corp. 3.38%, 9/15/2049	300	315

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.90%, 11/30/2046	370	500
Becton Dickinson and Co. 1.96%, 2/11/2031	370	360
Boston Scientific Corp. 2.65%, 6/1/2030	300	310
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	300	323

		1,493

Health Care Providers & Services — 0.3%
Anthem, Inc. 4.10%, 3/1/2028	370	419
CVS Health Corp. 2.70%, 8/21/2040	520	496
HCA, Inc. 5.25%, 6/15/2026	440	504
Quest Diagnostics, Inc. 2.95%, 6/30/2030	300	317
UnitedHealth Group, Inc. 2.00%, 5/15/2030	300	301
Universal Health Services, Inc.
2.65%, 10/15/2030 (f)	300	301
2.65%, 1/15/2032 (f)	49	49

		2,387

Hotels, Restaurants & Leisure — 0.0% (b)
Expedia Group, Inc. 3.25%, 2/15/2030	230	238

Household Durables — 0.0% (b)
MDC Holdings, Inc. 3.97%, 8/6/2061	150	144

Household Products — 0.0% (b)
Spectrum Brands, Inc. 5.75%, 7/15/2025	5	5

Independent Power and Renewable Electricity Producers — 0.0% (b)
Calpine Corp. 5.25%, 6/1/2026 (f)	77	79

Industrial Conglomerates — 0.0% (b)
Roper Technologies, Inc. 3.80%, 12/15/2026	370	411

Insurance — 0.3%
AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029 (f)	200	219
American International Group, Inc. 3.75%, 7/10/2025	370	404
Aon Corp. 2.80%, 5/15/2030	300	313
Athene Global Funding 2.75%, 6/25/2024 (f)	300	315
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (f)	300	301
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (g)	300	329
Marsh & McLennan Cos., Inc. 2.25%, 11/15/2030	300	302
Principal Financial Group, Inc. 2.13%, 6/15/2030	300	297
Progressive Corp. (The) 3.20%, 3/26/2030	300	327

		2,807

Internet & Direct Marketing Retail — 0.0% (b)
eBay, Inc. 2.60%, 5/10/2031	230	235

IT Services — 0.0% (b)
Global Payments, Inc. 2.90%, 5/15/2030	300	310

Leisure Products — 0.0% (b)
Mattel, Inc.
3.38%, 4/1/2026 (f)	18	19
3.75%, 4/1/2029 (f)	1	1

		20

Life Sciences Tools & Services — 0.0% (b)
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	159	159

Machinery — 0.0% (b)
Xylem, Inc. 2.25%, 1/30/2031	300	300

Media — 0.3%
Charter Communications Operating LLC 3.75%, 2/15/2028	660	723
Comcast Corp.
2.65%, 2/1/2030	300	313
2.94%, 11/1/2056 (f)	597	564
Cox Communications, Inc. 1.80%, 10/1/2030 (f)	300	286
Discovery Communications LLC 3.63%, 5/15/2030	370	401
Meredith Corp. 6.88%, 2/1/2026	97	100
ViacomCBS, Inc. 5.85%, 9/1/2043	370	504

		2,891

Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.63%, 9/23/2031 (f)	165	162
Steel Dynamics, Inc. 3.25%, 1/15/2031	300	321

		483

Multiline Retail — 0.1%
Dollar General Corp. 3.50%, 4/3/2030	300	330

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kohl’s Corp. 3.38%, 5/1/2031	300	309

		639

Multi-Utilities — 0.1%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	78	78
Puget Energy, Inc. 2.38%, 6/15/2028 (f)	35	35
San Diego Gas & Electric Co. 2.95%, 8/15/2051	400	396

		509

Oil, Gas & Consumable Fuels — 0.5%
Boardwalk Pipelines LP 4.80%, 5/3/2029	300	343
BP Capital Markets America, Inc.
1.75%, 8/10/2030	240	233
3.38%, 2/8/2061	60	60
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	300	326
Comstock Resources, Inc. 7.50%, 5/15/2025 (f)	33	34
Diamondback Energy, Inc. 3.25%, 12/1/2026	240	257
Energy Transfer LP 3.75%, 5/15/2030	440	475
Exxon Mobil Corp. 2.61%, 10/15/2030	600	629
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (f)	127	131
Gray Oak Pipeline LLC 2.60%, 10/15/2025(f)	440	451
MPLX LP 2.65%, 8/15/2030	440	442
NGPL PipeCo LLC 3.25%, 7/15/2031 (f)	53	54
Phillips 66 1.30%, 2/15/2026	440	437
Pioneer Natural Resources Co. 1.13%, 1/15/2026	300	296
Plains All American Pipeline LP 3.55%, 12/15/2029	300	316

		4,484

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co. 1.45%, 11/13/2030	660	633
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	440	475
Zoetis, Inc. 2.00%, 5/15/2030	300	297

		1,405

Road & Rail — 0.1%
Burlington Northern Santa Fe LLC 3.30%, 9/15/2051	440	474
Norfolk Southern Corp. 2.30%, 5/15/2031	370	374
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (f)	38	38
Union Pacific Corp. 3.95%, 9/10/2028	370	419

		1,305

Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 3.50%, 12/5/2026	230	253
Broadcom, Inc. 3.19%, 11/15/2036 (f)	660	659
NXP BV (China) 2.50%, 5/11/2031 (f)	230	232
Xilinx, Inc. 2.38%, 6/1/2030	70	71

		1,215

Software — 0.1%
Oracle Corp. 3.25%, 11/15/2027	600	651

Specialty Retail — 0.1%
AutoZone, Inc. 4.00%, 4/15/2030	300	340
Lowe’s Cos., Inc. 3.10%, 5/3/2027	240	260
O’Reilly Automotive, Inc. 1.75%, 3/15/2031	300	287

		887

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.38%, 2/8/2041	230	221
Dell International LLC 6.02%, 6/15/2026	440	523

		744

Thrifts & Mortgage Finance — 0.0% (b)
BPCE SA (France)
(SOFR + 1.31%), 2.28%, 1/20/2032 (f) (g)	250	243

Tobacco — 0.0% (b)
BAT Capital Corp. (United Kingdom) 3.73%, 9/25/2040	300	289

Trading Companies & Distributors — 0.1%
Air Lease Corp. 2.88%, 1/15/2026	450	471
Aviation Capital Group LLC 3.88%, 5/1/2023 (f)	310	323

		794

Water Utilities — 0.0% (b)
American Water Capital Corp. 2.80%, 5/1/2030	300	315

Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc. 3.88%, 4/15/2030	780	861
Vodafone Group plc (United Kingdom) 4.38%, 5/30/2028	300	345

		1,206

TOTAL CORPORATE BONDS (Cost $66,318)		66,549

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)

MORTGAGE-BACKED SECURITIES — 4.8%
FNMA, Other
Pool # AN5182, 3.39%, 4/1/2027	337		367
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 10/25/2036 (h)	7,000		7,209
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 10/25/2051 (h)	4,650		4,794
TBA, 2.50%, 12/25/2051 (h)	31,350		32,187

TOTAL MORTGAGE-BACKED SECURITIES (Cost $44,730)			44,557

	Shares (000)

EXCHANGE-TRADED FUNDS — 2.0%
International Equity — 2.0%
JPMorgan BetaBuilders Japan ETF (d)	307		18,042

U.S. Equity — 0.0% (b)
SPDR S&P 500 ETF Trust	–	(a)	153

TOTAL EXCHANGE-TRADED FUNDS (Cost $17,506)			18,195

	Principal Amount ($000)

ASSET-BACKED SECURITIES — 1.0%
ABFC Trust
Series 2003-OPT1, Class M1, 1.12%, 2/25/2033 ‡ (i)	200		200
American Credit Acceptance Receivables Trust
Series 2020-4, Class A, 0.53%, 3/13/2024 (f)	266		266
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class B, 0.69%, 1/19/2027	76		76
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities
Series 2004-R1, Class M1, 0.88%, 2/25/2034 ‡ (i)	146		144
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-W3, Class A3, 0.91%, 2/25/2034 ‡ (i)	60		59
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	164		164
CDC Mortgage Capital Trust
Series 2003-HE1, Class M1, 1.44%, 8/25/2033 (i)	93		94
Series 2003-HE3, Class M2, 2.71%, 11/25/2033 ‡ (i)	1		1
Chase Funding Loan Acquisition Trust
Series 2004-OPT1, Class M2, 1.59%, 6/25/2034 ‡ (i)	83		83
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class A, 1.37%, 7/16/2029 (f)	500		504
Series 2020-3A, Class A, 1.24%, 10/15/2029 (f)	500		504
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB6, Class M3, 2.19%, 12/25/2033 ‡ (i)	128		128
Series 2004-CB4, Class A5, 6.78%, 5/25/2035 (j)	448		453
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-6, Class M2, 1.06%, 10/25/2034 ‡ (i)	209		208
Drive Auto Receivables Trust
Series 2021-2, Class A3, 0.35%, 3/17/2025	200		200
DT Auto Owner Trust
Series 2021-3A, Class C, 0.87%, 5/17/2027 (f)	133		133
Exeter Automobile Receivables Trust
Series 2021-3A, Class A3, 0.35%, 2/18/2025	200		200
Series 2021-2A, Class B, 0.57%, 9/15/2025	78		78
Series 2021-3A, Class B, 0.69%, 1/15/2026	162		162
Flagship Credit Auto Trust
Series 2021-3, Class A, 0.36%, 7/15/2027 (f)	290		290
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class C, 1.11%, 9/15/2026 (f)	114		114
GLS Auto Receivables Trust
Series 2021-2A, Class B, 0.77%, 9/15/2025 (f)	47		47
GM Financial Automobile Leasing Trust
Series 2021-3, Class A3, 0.39%, 10/21/2024	184		184
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A3, 1.84%, 9/16/2024	652		657
Home Equity Asset Trust
Series 2004-6, Class M2, 0.99%, 12/25/2034 ‡ (i)	91		91
Long Beach Mortgage Loan Trust
Series 2001-2, Class M1, 0.93%, 7/25/2031 ‡ (i)	58		58
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 1.06%, 7/25/2034 (i)	47		47
Series 2005-FM1, Class M1, 0.81%, 5/25/2036 (i)	153		152
New Century Home Equity Loan Trust
Series 2003-5, Class M1, 5.91%, 11/25/2033 (j)	132		134

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)

NovaStar Mortgage Funding Trust
Series 2003-2, Class M2, 2.86%, 9/25/2033 ‡ (i)	372		381
Option One Mortgage Loan Trust
Series 2004-2, Class M2, 1.66%, 5/25/2034 ‡ (i)	272		285
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (f)	156		155
Santander Drive Auto Receivables Trust
Series 2021-3, Class B, 0.60%, 12/15/2025	153		154
Series 2021-2, Class C, 0.90%, 6/15/2026	103		103
Saxon Asset Securities Trust
Series 2000-2, Class MF2, 9.16%, 7/25/2030 ‡ (j)	50		44
Series 2004-2, Class MV2, 1.88%, 8/25/2035 ‡ (i)	93		95
Structured Asset Investment Loan Trust
Series 2003-BC11, Class M1, 1.06%, 10/25/2033 ‡ (i)	64		64
Series 2004-7, Class M1, 1.14%, 8/25/2034 ‡ (i)	19		19
Structured Asset Securities Corp. Trust
Series 2005-SC1, Class 1A1, 0.36%, 5/25/2031 ‡ (f) (i)	85		65
Tesla Auto Lease Trust
Series 2019-A, Class A3, 2.16%, 10/20/2022 (f)	850		856
Series 2021-B, Class A4, 0.63%, 9/22/2025 (f)	102		102
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (f)	387		388
Toyota Lease Owner Trust
Series 2021-A, Class A3, 0.39%, 4/22/2024 (f)	500		500
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	394		399
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024 (f)	153		153
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M8A, 4.59%, 10/25/2034 ‡ (f) (i)	194		198
World Omni Auto Receivables Trust
Series 2021-C, Class A3, 0.44%, 8/17/2026	82		82
World Omni Automobile Lease Securitization Trust
Series 2021-A, Class A3, 0.42%, 8/15/2024	152		152

TOTAL ASSET-BACKED SECURITIES (Cost $9,435)			9,626

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Alternative Loan Trust
Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	–	(a)	–	(a)
Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035	7		7
Banc of America Alternative Loan Trust
Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10		10
Series 2006-5, Class 3A1, 6.00%, 6/25/2046	8		8
CHL Mortgage Pass-Through Trust
Series 2005-HYB3, Class 2A1A, 2.64%, 6/20/2035 (i)	184		187
Series 2006-21, Class A14, 6.00%, 2/25/2037	54		41
Citigroup Mortgage Loan Trust
Series 2005-11, Class A2A, 2.47%, 10/25/2035 (i)	72		74
FNMA, REMIC
Series 2009-86, Class OT, PO, 10/25/2037	–	(a)	–	(a)
GSR Mortgage Loan Trust
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	3		3
Impac CMB Trust
Series 2005-5, Class A4, 0.85%, 8/25/2035 (i)	188		184
Series 2005-8, Class 1AM, 0.79%, 2/25/2036 (i)	396		385
Series 2007-A, Class M3, 2.34%, 5/25/2037 ‡ (f) (i)	395		395
MASTR Adjustable Rate Mortgages Trust
Series 2004-3, Class 3A2, 2.58%, 4/25/2034 (i)	103		106
MASTR Alternative Loan Trust
Series 2004-6, Class 8A1, 5.50%, 7/25/2034	97		100
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	194		174
Merrill Lynch Mortgage Investors Trust
Series 2005-A5, Class A9, 3.02%, 6/25/2035 (i)	49		51
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class B2, 4.96%, 9/25/2059 ‡ (f) (i)	688		689
PHH Mortgage Trust
Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	1		1
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	3		4
SACO I, Inc.
Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (f)	18		18

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)

Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	411		438
Sequoia Mortgage Trust
Series 2007-3, Class 1A1, 0.49%, 7/20/2036 (i)	145		141
Structured Asset Mortgage Investments II Trust
Series 2005-AR2, Class 2A1, 0.55%, 5/25/2045 (i)	67		68
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR10, Class 1A4, 2.91%, 9/25/2035 (i)	153		155
Series 2007-HY3, Class 3A3, 3.29%, 3/25/2037 (i)	249		253

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,338)			3,492

FOREIGN GOVERNMENT SECURITIES — 0.1%
Republic of Colombia (Colombia)
3.25%, 4/22/2032	250		233
United Mexican States (Mexico)
4.13%, 1/21/2026	200		224
3.77%, 5/24/2061	400		355

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $851)			812

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
FREMF Mortgage Trust
Series 2017-KF40, Class B, 2.78%, 11/25/2027 (f) (i)	236		236
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 6.10%, 7/15/2044 (i)	27		27
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (f)	235		243

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $505)			506

LOAN ASSIGNMENTS — 0.0% (b) (k)
Food & Staples Retailing — 0.0% (b)
Moran Foods LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 7.00%),
7.00%, 12/31/2038 (g)	7		7
Moran Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 6.00%), 8.00%, 4/1/2024 ‡ (g)	48		49
Moran Foods LLC, Tranche A 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 10.75%), 11.75%, 10/1/2024 (g)	68		59

			115

TOTAL LOAN ASSIGNMENTS (Cost $83)			115

	No. of Warrants (000)
WARRANTS -0.0% (b)
Media — 0.0% (b)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) * ‡	1		26

Oil, Gas & Consumable Fuels — 0.0% (b)
Chesapeake Energy Corp.
expiring 2/9/2026, price 27.27 USD *	1		19
expiring 2/9/2026, price 31.71 USD *	1		18
expiring 2/9/2026, price 35.71 USD *	–	(a)	9

			46

TOTAL WARRANTS (Cost $–(a))			72

	Shares (000)
PREFERRED STOCKS — 0.0% (b)
Internet & Direct Marketing Retail — 0.0% (b)
MYT Holding LLC
Series A, 10.00%, 6/6/2029 ‡ (Cost $61)	64		66

	No. of Rights (000)

RIGHTS — 0.0% (b)
Insurance — 0.0% (b)
Fubon Financial Holding Co. Ltd., expiring 10/18/2021 (Taiwan) *	1		1
Fubon Financial Holding Co. Ltd., expiring 10/18/2021 (Taiwan) *	1		–

TOTAL RIGHTS (Cost $–)			1

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS — 11.9%
INVESTMENT COMPANIES — 11.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (d) (l)	110,066	110,121

Total Investments — 106.2% (Cost $824,617)		986,460
Liabilities in Excess of Other Assets — (6.2)%		(57,309)

Net Assets — 100.0%		929,151

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY	PERCENT OF TOTAL INVESTMENTS
United States	70.8%
United Kingdom	2.0
France	1.9
Germany	1.6
China	1.5
Switzerland	1.4
Others (each less than 1.0%)	9.6
Short-Term Investments	11.2

Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Amount rounds to less than one thousand.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.
(j)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2021.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	304	12/2021	EUR	14,170	(477)
FTSE 100 Index	97	12/2021	GBP	9,204	51
MSCI EAFE E-Mini Index	405	12/2021	USD	45,909	(2,166)
MSCI Emerging Markets E-Mini Index	4	12/2021	USD	249	(10)
S&P 500 E-Mini Index	124	12/2021	USD	26,676	(1,121)
TOPIX Index	54	12/2021	JPY	9,789	(100)
U.S. Treasury Ultra Bond	9	12/2021	USD	1,724	(58)

					(3,881)

Short Contracts
MSCI Emerging Markets E-Mini Index	(437)	12/2021	USD	(27,218)	1,211
Russell 2000 E-Mini Index	(107)	12/2021	USD	(11,784)	231
S&P Midcap 400 E-Mini Index	(62)	12/2021	USD	(16,338)	437
U.S. Treasury 10 Year Note	(313)	12/2021	USD	(41,228)	405

					2,284

					(1,597)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of September 30, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	381	EUR	236	Merrill Lynch International	10/26/2021	1
CAD	3,068	CHF	2,232	Citibank, NA	10/26/2021	26
CAD	230	EUR	156	BNP Paribas	10/26/2021	2
CAD	1,024	JPY	89,173	Citibank, NA	10/26/2021	7
CAD	2,685	NZD	3,009	Citibank, NA	10/26/2021	43
CHF	2,224	EUR	2,046	Citibank, NA	10/26/2021	17
CLP	212,000	USD	260	Barclays Bank plc**	10/26/2021	1
COP	1,023,992	USD	267	Citibank, NA**	10/26/2021	2
EUR	304	CZK	7,703	BNP Paribas	10/26/2021	1
EUR	1,030	GBP	880	Citibank, NA	10/26/2021	8
EUR	1,030	GBP	879	Goldman Sachs International	10/26/2021	9
EUR	503	SEK	5,098	BNP Paribas	10/26/2021	–	(a)
EUR	683	SEK	6,922	Citibank, NA	10/26/2021	1
EUR	442	SEK	4,481	Goldman Sachs International	10/26/2021	–	(a)
GBP	593	EUR	687	BNP Paribas	10/26/2021	2
JPY	60,497	AUD	747	Goldman Sachs International	10/26/2021	4
JPY	29,654	CHF	248	Citibank, NA	10/26/2021	–	(a)
JPY	29,982	CHF	251	TD Bank Financial Group	10/26/2021	–	(a)
JPY	29,316	GBP	193	Citibank, NA	10/26/2021	3
JPY	115,910	GBP	764	Goldman Sachs International	10/26/2021	12
JPY	32,738	GBP	216	TD Bank Financial Group	10/26/2021	3
KRW	298,344	USD	252	BNP Paribas**	10/26/2021	–	(a)
PLN	1,054	EUR	227	BNP Paribas	10/26/2021	1
RUB	18,976	USD	258	Barclays Bank plc**	10/26/2021	1
RUB	103,352	USD	1,409	BNP Paribas**	10/26/2021	6
SEK	25,662	EUR	2,517	Goldman Sachs International	10/26/2021	15
SEK	7,003	EUR	687	HSBC Bank, NA	10/26/2021	4
USD	279	AUD	381	Barclays Bank plc	10/26/2021	3
USD	530	AUD	722	Citibank, NA	10/26/2021	8
USD	267	BRL	1,412	BNP Paribas**	10/26/2021	9
USD	804	CHF	745	Goldman Sachs International	10/26/2021	4
USD	269	CHF	248	TD Bank Financial Group	10/26/2021	3
USD	270	CLP	212,503	BNP Paribas**	10/26/2021	9
USD	270	CLP	213,707	Citibank, NA**	10/26/2021	7
USD	4,042	EUR	3,422	BNP Paribas	10/26/2021	76
USD	7,247	EUR	6,159	Citibank, NA	10/26/2021	110
USD	264	HUF	78,329	BNP Paribas	10/26/2021	12
USD	270	IDR	3,866,343	BNP Paribas**	10/26/2021	1
USD	643	IDR	9,199,552	Citibank, NA**	10/26/2021	2
USD	809	ILS	2,601	TD Bank Financial Group	10/26/2021	3
USD	1,070	INR	79,022	Citibank, NA**	10/26/2021	10
USD	808	JPY	88,820	Goldman Sachs International	10/26/2021	10
USD	3,796	JPY	417,542	HSBC Bank, NA	10/26/2021	43
USD	534	KRW	629,423	BNP Paribas**	10/26/2021	3
USD	796	MXN	16,107	Citibank, NA	10/26/2021	18
USD	104	MXN	2,083	State Street Corp.	10/26/2021	3
USD	265	NZD	374	Goldman Sachs International	10/26/2021	7
USD	264	PHP	13,473	Barclays Bank plc**	10/26/2021	1
USD	264	PHP	13,473	BNP Paribas**	10/26/2021	1
USD	270	PHP	13,546	Citibank, NA**	10/26/2021	6

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,347	PHP	67,374	Goldman Sachs International**	10/26/2021	31
USD	300	PLN	1,178	BNP Paribas	10/26/2021	4
USD	252	PLN	980	Citibank, NA	10/26/2021	6
USD	232	PLN	922	Goldman Sachs International	10/26/2021	1
USD	536	RON	2,265	BNP Paribas	10/26/2021	6
USD	267	RUB	19,463	Barclays Bank plc**	10/26/2021	– (a)
USD	272	SEK	2,342	Barclays Bank plc	10/26/2021	4
USD	215	SEK	1,877	Citibank, NA	10/26/2021	– (a)
USD	313	THB	10,444	Barclays Bank plc	10/26/2021	4
USD	383	THB	12,544	BNP Paribas	10/26/2021	13
USD	1,099	THB	36,199	Goldman Sachs International	10/26/2021	29
USD	263	TRY	2,352	Barclays Bank plc	10/26/2021	1
USD	273	TRY	2,372	Goldman Sachs International	10/26/2021	9
USD	1,092	TWD	30,179	BNP Paribas**	10/26/2021	6
USD	1,534	ZAR	21,964	Barclays Bank plc	10/26/2021	80
USD	258	ZAR	3,688	Citibank, NA	10/26/2021	14
USD	93	ZAR	1,361	TD Bank Financial Group	10/26/2021	3
GBP	24	USD	33	BNP Paribas	10/29/2021	– (a)
JPY	19,313	USD	174	TD Bank Financial Group	10/29/2021	– (a)
NOK	1,513	USD	171	Merrill Lynch International	10/29/2021	2
SEK	1,684	USD	192	Merrill Lynch International	10/29/2021	– (a)
SGD	391	USD	287	Citibank, NA	10/29/2021	– (a)
USD	14	CHF	13	State Street Corp.	10/29/2021	– (a)
USD	1,258	DKK	7,894	Citibank, NA	10/29/2021	28
USD	2,105	DKK	13,252	Merrill Lynch International	10/29/2021	40
USD	30	DKK	188	State Street Corp.	10/29/2021	1
USD	90	EUR	77	Citibank, NA	10/29/2021	1
USD	175	EUR	149	State Street Corp.	10/29/2021	2
USD	7,703	EUR	6,518	TD Bank Financial Group	10/29/2021	149
USD	21	GBP	15	BNP Paribas	10/29/2021	– (a)
USD	35	GBP	25	Merrill Lynch International	10/29/2021	– (a)
USD	9	JPY	999	Citibank, NA	10/29/2021	– (a)
USD	136	SEK	1,185	BNP Paribas	10/29/2021	– (a)
USD	171	SEK	1,476	Citibank, NA	10/29/2021	3
USD	918	SEK	7,940	Merrill Lynch International	10/29/2021	11
USD	85	SEK	739	State Street Corp.	10/29/2021	1

Total unrealized appreciation						967

BRL	4,786	USD	899	BNP Paribas**	10/26/2021	(23)
BRL	2,583	USD	478	Citibank, NA**	10/26/2021	(5)
BRL	2,838	USD	534	Goldman Sachs International**	10/26/2021	(15)
CAD	1,002	USD	795	State Street Corp.	10/26/2021	(3)
CLP	212,000	USD	261	Barclays Bank plc**	10/26/2021	– (a)
CLP	847,367	USD	1,080	BNP Paribas**	10/26/2021	(37)
CZK	34,837	USD	1,620	Goldman Sachs International	10/26/2021	(29)
EUR	2,049	CHF	2,221	Citibank, NA	10/26/2021	(10)
EUR	1,364	GBP	1,175	Citibank, NA	10/26/2021	(2)
EUR	452	PLN	2,092	Citibank, NA	10/26/2021	(2)
EUR	1,146	SEK	11,648	Barclays Bank plc	10/26/2021	(2)
EUR	227	SEK	2,314	BNP Paribas	10/26/2021	(1)
EUR	2,718	SEK	27,638	Goldman Sachs International	10/26/2021	(8)
EUR	228	USD	268	Barclays Bank plc	10/26/2021	(4)
EUR	2,046	USD	2,413	Citibank, NA	10/26/2021	(43)
EUR	199	USD	234	TD Bank Financial Group	10/26/2021	(3)
GBP	353	CHF	443	Citibank, NA	10/26/2021	– (a)
GBP	584	EUR	683	Barclays Bank plc	10/26/2021	(4)
GBP	418	JPY	62,970	BNP Paribas	10/26/2021	(2)
GBP	3,912	USD	5,423	Goldman Sachs International	10/26/2021	(151)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HUF	81,873	EUR	228	BNP Paribas	10/26/2021	– (a)
HUF	403,947	USD	1,353	BNP Paribas	10/26/2021	(52)
IDR	12,054,656	USD	842	BNP Paribas**	10/26/2021	(3)
IDR	7,609,844	USD	533	Citibank, NA**	10/26/2021	(3)
ILS	1,741	USD	544	Barclays Bank plc	10/26/2021	(4)
INR	19,460	USD	263	BNP Paribas**	10/26/2021	(2)
INR	19,896	USD	269	Citibank, NA**	10/26/2021	(2)
INR	19,873	USD	270	Goldman Sachs International**	10/26/2021	(3)
JPY	28,608	AUD	357	Citibank, NA	10/26/2021	(1)
JPY	115,735	CAD	1,334	Goldman Sachs International	10/26/2021	(14)
JPY	446,219	USD	4,037	Citibank, NA	10/26/2021	(28)
JPY	211,594	USD	1,931	Goldman Sachs International	10/26/2021	(29)
KRW	322,763	USD	276	BNP Paribas**	10/26/2021	(4)
KRW	1,569,128	USD	1,340	Citibank, NA**	10/26/2021	(16)
KRW	316,538	USD	269	Goldman Sachs International**	10/26/2021	(1)
MXN	12,828	USD	640	Goldman Sachs International	10/26/2021	(21)
NZD	3,442	CAD	3,030	HSBC Bank, NA	10/26/2021	(16)
NZD	370	USD	263	Goldman Sachs International	10/26/2021	(8)
NZD	1,156	USD	822	TD Bank Financial Group	10/26/2021	(25)
PHP	13,266	USD	265	Citibank, NA**	10/26/2021	(6)
PLN	1,041	EUR	229	BNP Paribas	10/26/2021	(4)
PLN	4,132	USD	1,073	BNP Paribas	10/26/2021	(34)
RON	1,138	USD	272	Barclays Bank plc	10/26/2021	(6)
RON	1,127	USD	269	Goldman Sachs International	10/26/2021	(5)
RUB	16,896	USD	231	Goldman Sachs International**	10/26/2021	– (a)
SEK	11,704	USD	1,366	Barclays Bank plc	10/26/2021	(29)
SGD	362	USD	270	BNP Paribas	10/26/2021	(4)
TRY	9,237	USD	1,071	Goldman Sachs International	10/26/2021	(44)
TWD	7,686	USD	278	BNP Paribas**	10/26/2021	(2)
USD	498	COP	1,906,722	Citibank, NA**	10/26/2021	(2)
USD	270	COP	1,032,548	Goldman Sachs International**	10/26/2021	(1)
USD	266	RUB	19,433	Barclays Bank plc**	10/26/2021	– (a)
USD	286	RUB	20,908	Goldman Sachs International**	10/26/2021	– (a)
USD	227	THB	7,705	Barclays Bank plc	10/26/2021	– (a)
USD	268	TRY	2,419	Barclays Bank plc	10/26/2021	(1)
ZAR	3,911	USD	269	Barclays Bank plc	10/26/2021	(10)
ZAR	5,903	USD	394	Citibank, NA	10/26/2021	(3)
ZAR	7,854	USD	528	Goldman Sachs International	10/26/2021	(7)
AUD	2,555	USD	1,881	Merrill Lynch International	10/29/2021	(34)
CAD	10	USD	8	Citibank, NA	10/29/2021	– (a)
CAD	2,710	USD	2,158	State Street Corp.	10/29/2021	(19)
CAD	1,466	USD	1,165	TD Bank Financial Group	10/29/2021	(8)
CHF	1,622	USD	1,771	State Street Corp.	10/29/2021	(29)
DKK	1,964	USD	310	BNP Paribas	10/29/2021	(4)
DKK	713	USD	113	Merrill Lynch International	10/29/2021	(1)
DKK	3,102	USD	493	State Street Corp.	10/29/2021	(10)
DKK	2,072	USD	327	TD Bank Financial Group	10/29/2021	(4)
EUR	102	USD	120	BNP Paribas	10/29/2021	(2)
EUR	514	USD	608	Merrill Lynch International	10/29/2021	(12)
EUR	255	USD	300	TD Bank Financial Group	10/29/2021	(4)
GBP	57	USD	77	BNP Paribas	10/29/2021	– (a)
GBP	1,122	USD	1,548	State Street Corp.	10/29/2021	(36)
HKD	8,581	USD	1,104	State Street Corp.	10/29/2021	(1)
JPY	813,473	USD	7,381	State Street Corp.	10/29/2021	(71)
USD	3	CAD	4	Citibank, NA	10/29/2021	– (a)
USD	1,590	EUR	1,374	Goldman Sachs International	10/29/2021	(2)

Total unrealized depreciation						(971)

Net unrealized depreciation						(4)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$7,503	$2,123		$9,626
Collateralized Mortgage Obligations	—	2,408	1,084		3,492
Commercial Mortgage-Backed Securities	—	506	—		506
Common Stocks
Aerospace & Defense	3,721	3,521	—		7,242
Air Freight & Logistics	1,532	1,377	—		2,909
Airlines	2,624	—	—		2,624
Auto Components	68	394	—		462
Automobiles	4,780	4,861	—		9,641
Banks	30,787	15,947	—		46,734
Beverages	5,155	4,168	—		9,323
Biotechnology	13,368	112	—		13,480
Building Products	4,829	59	—		4,888
Capital Markets	14,361	4,242	—		18,603
Chemicals	4,355	2,374	—		6,729
Commercial Services & Supplies	2,508	—	—		2,508
Communications Equipment	1,543	501	—		2,044
Construction & Engineering	1,078	3,099	—		4,177
Construction Materials	765	842	—		1,607
Consumer Finance	3,427	48	—		3,475
Containers & Packaging	2,680	323	—		3,003
Distributors	967	—	—		967
Diversified Consumer Services	655	—	—		655
Diversified Financial Services	2,898	178	—		3,076
Diversified Telecommunication Services	3,324	727	—		4,051
Electric Utilities	7,619	2,750	—		10,369
Electrical Equipment	4,950	3,654	—		8,604
Electronic Equipment, Instruments & Components	2,413	2,094	—		4,507
Energy Equipment & Services	123	21	—		144
Entertainment	5,114	847	—		5,961
Equity Real Estate Investment Trusts (REITs)	13,031	365	—		13,396
Food & Staples Retailing	3,611	1,072	15		4,698
Food Products	2,269	4,642	—		6,911
Gas Utilities	298	113	—		411
Health Care Equipment & Supplies	11,263	730	—		11,993
Health Care Providers & Services	10,235	108	—	(a)	10,343
Health Care Technology	257	—	—		257
Hotels, Restaurants & Leisure	11,315	729	—		12,044
Household Durables	1,846	4,322	—		6,168
Household Products	4,036	139	—		4,175
Independent Power and Renewable Electricity Producers	284	110	—		394
Industrial Conglomerates	1,402	691	—		2,093
Insurance	10,086	9,788	—		19,874
Interactive Media & Services	20,320	3,295	—		23,615

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Internet & Direct Marketing Retail	$13,509	$4,432	$204	$18,145
IT Services	14,888	3,960	—	18,848
Leisure Products	642	—	—	642
Life Sciences Tools & Services	2,908	1,719	—	4,627
Machinery	10,682	7,566	—	18,248
Marine	—	22	—	22
Media	6,315	—	—	6,315
Metals & Mining	990	4,644	—	5,634
Multiline Retail	1,202	912	—	2,114
Multi-Utilities	818	631	—	1,449
Oil, Gas & Consumable Fuels	10,820	2,735	—	13,555
Paper & Forest Products	71	—	—	71
Personal Products	708	1,623	—	2,331
Pharmaceuticals	10,954	8,398	—	19,352
Professional Services	3,142	3,198	—	6,340
Real Estate Management & Development	876	377	—	1,253
Road & Rail	8,267	—	—	8,267
Semiconductors & Semiconductor Equipment	22,098	7,042	—	29,140
Software	28,051	101	—	28,152
Specialty Retail	11,813	388	—	12,201
Technology Hardware, Storage & Peripherals	14,920	5,139	—	20,059
Textiles, Apparel & Luxury Goods	1,959	7,478	—	9,437
Thrifts & Mortgage Finance	—	245	—	245
Tobacco	1,133	—	—	1,133
Trading Companies & Distributors	303	2,233	—	2,536
Transportation Infrastructure	192	—	—	192
Water Utilities	47	—	—	47
Wireless Telecommunication Services	1,730	182	—	1,912

Total Common Stocks	384,935	141,268	219	526,422

Corporate Bonds	—	66,549	—	66,549
Exchange-Traded Funds	18,195	—	—	18,195
Foreign Government Securities	—	812	—	812
Investment Companies	117,102	—	—	117,102
Loan Assignments
Food & Staples Retailing	—	66	49	115
Mortgage-Backed Securities	—	44,557	—	44,557
Preferred Stocks	—	—	66	66
Rights	—	1	—	1
U.S. Treasury Obligations	—	88,824	—	88,824
Warrants
Media	—	—	26	26
Oil, Gas & Consumable Fuels	46	—	—	46

Total Warrants	46	—	26	72

Short-Term Investments
Investment Companies	110,121	—	—	110,121

Total Investments in Securities	$630,399	$352,494	$3,567	$986,460

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$967	$—	$967
Futures Contracts	2,335	—	—	2,335
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(971)	—	(971)
Futures Contracts	(3,932)	—	—	(3,932)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(1,597)	$(4)	$—	$(1,601)

(a)	Value is zero.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2021	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2021
Investments in Securities:
Asset-Backed Securities	$6,843	$276		$(369)	$7	$—	$(4,634)	$—	$—	$2,123
Collateralized Mortgage Obligations	1,115	—		(3)	1	—	(29)	—	—	1,084
Common Stocks	219	—	(a)	— (a)	—	—	— (a)	—	—	219
Loan Assignments	49	—		— (a)	(1)	46	(45)	—	—	49
Preferred Stocks	65	—	(a)	1	—	—	— (a)	—	—	66
Warrants	19	—		7	—	—	—	—	—	26

Total	$8,310	$276		$(364)	$7	$46	$(4,708)	$—	$—	$3,567

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(10).

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds an ETF, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ ETF’s distributions may be reinvested into such Underlying Funds ETF. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan BetaBuilders Japan ETF (a)	$19,400	$—	$2,129	$80	$691	$18,042	307	$—		$—
JPMorgan Core Bond Fund Class R6 Shares (a)	98,418	546	—	—	(494)	98,470	8,213	546		—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	39,204	—	40,456	1,252	—	—	—	—		—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	19,438	72	—	—	(878)	18,632	967	72		—
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	95,317	128,921	114,118	(1)	2	110,121	110,066	16		—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	157	268	425	—	—	—	—	—	(c)	—

Total	$271,934	$129,807	$157,128	$1,331	$(679)	$245,265		$634		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures contracts and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.